Leases - Components of Lease Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Finance lease cost	$ 114	$ 67	$ 52
Operating lease cost	1,013	1,050	1,126
Short-term lease cost	9	7	21
Variable lease cost	331	262	336
Sublease income	(61)	(72)	(46)
Total lease cost	1,406	1,315	1,489
Gains on sale and leaseback transactions, net	$ 145	$ 41	$ 7